Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events
25 Subsequent events

The subsequent events below are detailed in Note 2, as they constitute developments of events initiated in the fiscal year 2025:

• Settlement of the Vale call spread (Note 2.1.2);

• Insurance proceeds received by Moove (Note 2.1.3);

• Conversion of preferred shares by Bradesco (Note 2.1.10);

• Raízen debt restructuring (Note 2.1.11); and

• Early redemption of debentures and Senior Notes (Note 2.2.4)

Settlement of TRS on treasury shares

On January 15, 2026, the Company settled the derivative instrument (TRS) with Banco Santander, referenced to treasury shares. The transaction resulted in the acquisition of 52,611,312 shares (ticker: CSAN3) for the amount of R$ 270,422. On the date of authorization of these financial statements, the Company held no other derivative contracts linked to treasury shares.

Coordinated conflict between the United States and Israel against Iran

After the closing date of the fiscal year ended December 31, 2025, in February 2026, an escalation of geopolitical tensions occurred between the United States and Iran, with potential impact on global energy and logistics markets.

Management diligently assessed the risks associated with this event and concluded that, up to the date of authorization of these financial statements, no material impacts were identified on:

• Cosan’s consolidated operations in Brazil and in the other countries where it operates;

• The consolidated financial position (including debt, liquidity, and foreign exchange exposure);

• Commodity prices relevant to the Company, whose observed fluctuations did not materially impact these financial statements.

The Company maintains continuous monitoring of geopolitical developments and their effects on global energy and logistics supply chains. Any future material impacts will be immediately disclosed to the market.

Initial Public Offering (IPO)

On March 5, 2026, Cosan S.A. informed the market that its subsidiary Compass filed the application for registration with the CVM to conduct an initial public offering (IPO) in Brazil. The proposed transaction consists of a secondary offering of common shares, with no issuance of new shares, with the proceeds to be fully allocated to the selling shareholders. Concurrently, Compass requested the admission of its shares to the special listing segment Novo Mercado of B3, subject to applicable regulatory approvals. The terms and conditions of the offering, including the volume of shares and price range, are yet to be defined and depend, among other factors, on approvals by the competent regulatory authorities and the market conditions prevailing at the time of the transaction.

Loans, borrowings and debentures

The principal financing activities undertaken by the Company and its subsidiaries during 2026, through the date of this annual report, are described below:

  On February 27, 2026, Compagas approved its sixth issuance of non‑convertible, unsecured debentures in a single series in an amount of R$506,000. The closing of the transaction occurred on March 5, 2026.
  On March 9, 2026, Edge Comercialização approved its first issuance of non‑convertible, unsecured debentures in a single series in an amount of R$600,000. The closing of the transaction occurred on March 18, 2026.
  On March 17, 2026, Comgás approved the public offering of its fifteenth issuance of a single series of unsecured, non‑convertible debentures in an amount of R$1,500,000. The closing of the transaction occurred on March 25, 2026.